Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities
Schedule Of Other Liabilities

	2022	2021

Other liabilities	732,367	74,971

Provision for future asset decommissioning	289,606	31,512
Advance from customers	15,068	8,355
Onerous capacity contract (i)	178,532	-
Other provisions for risk	83,923	-
Other (ii)	165,238	35,104
Current portion	(132,954)	(12,951)
Non-current portion	599,413	62,020